May 10, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:                               Aberdeen Funds

Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds, and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby transmit for filing an exhibit containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).

Should you have any questions concerning the above, please call the undersigned at (215) 405-5770 or James J. O’Connor at (215) 405-5713.

Very truly yours,

/s/ Lucia Sitar
Lucia Sitar
Vice President
Aberdeen Funds

cc: James J. O’Connor